CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) $ / pound $ / Ounce	Dec. 14, 2022	Dec. 31, 2023 USD ($) $ / Ounce $ / pound	Dec. 31, 2026 USD ($)
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Pascua-Lama | Chile
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Amounts received from VAT refunds	$ 457		$ 472
Revenue, performance obligation				$ 3,538
Pascua-Lama | Argentina
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Value added tax receivables	$ 31		$ 9
Pueblo Viejo [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interest in subsidiary			60.00%
Proportion of ownership interests held by non-controlling interests			40.00%
Reko Diq [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interest in subsidiary	50.00%	37.50%	50.00%
Proportion of ownership interests held by non-controlling interests	50.00%		50.00%
Reko Diq [Member] | Provincial Government of Balochistan [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interests held by non-controlling interests	10.00%		10.00%
Reko Diq [Member] | Government of Balochistan special purpose company [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interests held by non-controlling interests	15.00%		15.00%
Reko Diq [Member] | Other federal state-owned enterprises [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interests held by non-controlling interests	25.00%		25.00%
Gold reserves [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Mineral price assumption | $ / Ounce	1,300		1,300
Measured, indicated and inferred gold resources [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Mineral price assumption | $ / Ounce	1,700		1,700
Copper reserves [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Mineral price assumption | $ / pound	3.00		3.00
Measured, indicated and inferred copper resources [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Mineral price assumption | $ / pound	3.75		4.00